Trade and other payables	12 Months Ended
Jun. 30, 2019
Trade and other payables [abstract]
Trade and other payables
19.	Trade and other payables

Group's trade and other payables as of June 30, 2019 and 2018 were as follows:

	06.30.19	06.30.18
Trade	13,764	16,977
Construction obligations	931	2,295
Accrued invoices	1,193	2,105
Sales, rental and services payments received in advance	4,483	5,560
Total trade payables	20,371	26,937
Deferred incomes	-	58
Construction provisions	1,015	811
Dividends payable to non-controlling shareholders	398	191
Taxes payable	948	749
Management fees (Note 31)	-	2,102
Others	1,847	2,945
Total other payables	4,208	6,856
Total trade and other payables	24,579	33,793

Non-current	1,980	5,766
Current	22,599	28,027
Total	24,579	33,793

The fair value of payables approximates their respective carrying amounts because, due to their short-term nature, the effect of discounting is not considered significant. Fair values are based on discounted cash flows (Level 3).